Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2016
As Revised January 26, 2017
Summary Prospectus

At a meeting held on March 7, 2017, the Board of Trustees approved the appointment of J.P. Morgan Investment Management Inc. (JP Morgan) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), and LSV Asset Management (LSV).

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, Geode, and JPMorgan have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2017.

MMV-L-MMV-N-SUM-17-01 1.9879800.101	March 23, 2017

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2016
As Revised January 26, 2017
Summary Prospectus

At a meeting held on March 7, 2017, the Board of Trustees approved the appointment of J.P. Morgan Investment Management Inc. (JP Morgan) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), and LSV Asset Management (LSV).

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), J.P.Morgan Investment Management Inc. (JPMorgan), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, Geode, and JPMorgan have not currently been allocated a portion of the fund's assets to manage.

MMV-SUM-17-01 1.9879799.101	March 23, 2017